Loans and Allowance for Loan and Lease Losses (Loan Portfolio Summarized By The Past Due Status) (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	$ 9,536	$ 3,524		$ 5,732
Financing Receivable, Recorded Investment, Current	852,771	810,400		730,781
Total Loans	862,307	813,924	$ 769,153	736,513	$ 571,533
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	57	59		55
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans	897	1,231	1,321	1,331
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	1,457	1,220		1,197
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	4,246	553		1,935
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	3,833	1,751		2,600
Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	311	171		73
Financing Receivable, Recorded Investment, Current	38,360	37,437		33,338
Total Loans	38,671	37,608	34,579	33,411	28,506
Home Equity [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	13	33
Home Equity [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		13		50
Home Equity [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	298	125		23
Commercial Portfolio [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	4,184	180		325
Financing Receivable, Recorded Investment, Current	177,184	172,338		159,936
Total Loans	181,368	172,518	160,278	160,261	119,010
Commercial Portfolio [Member] | Commercial and Industrial [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	101	164		55
Commercial Portfolio [Member] | Commercial and Industrial [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	4,083	12		204
Commercial Portfolio [Member] | Commercial and Industrial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		4		66
Commercial Portfolio [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans	482,141	446,524	410,786	369,464	297,357
Commercial Portfolio [Member] | Commercial Real Estate [Member] | Excluded Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	2,795	1,479		2,275
Financing Receivable, Recorded Investment, Current	478,773	444,203		366,258
Total Loans	481,568	445,682		368,533
Commercial Portfolio [Member] | Commercial Real Estate [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	573	59		788
Financing Receivable, Recorded Investment, Current		783		143
Total Loans	573	842	951	931
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	57	59		55
Commercial Portfolio [Member] | Commercial Real Estate [Member] | Financing Receivables, 30 to 59 Days Past Due [Member] | Excluded Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	250	475		211
Commercial Portfolio [Member] | Commercial Real Estate [Member] | Financing Receivables, 30 to 59 Days Past Due [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	516			215
Commercial Portfolio [Member] | Commercial Real Estate [Member] | Financing Receivables, 60 to 89 Days Past Due [Member] | Excluded Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	43			608
Commercial Portfolio [Member] | Commercial Real Estate [Member] | Financing Receivables, 60 to 89 Days Past Due [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due				518
Commercial Portfolio [Member] | Commercial Real Estate [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Excluded Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	2,502	1,004		1,456
Commercial Portfolio [Member] | Commercial Real Estate [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	57	59		55
Commercial Portfolio [Member] | Commercial Real Estate - Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	942	488
Financing Receivable, Recorded Investment, Current	52,363	53,888		68,068
Total Loans	53,305	54,376	56,074	68,068	56,076
Commercial Portfolio [Member] | Commercial Real Estate - Construction [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	371
Commercial Portfolio [Member] | Commercial Real Estate - Construction [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	120	404
Commercial Portfolio [Member] | Commercial Real Estate - Construction [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	451	84
Finance Leases Portfolio [Member] | Lease Financing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Current	307	425		727
Total Loans	307	425	565	727	1,121
Residential Portfolio [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans	102,637	99,457	103,822	100,665	66,442
Residential Portfolio [Member] | Residential Mortgage [Member] | Excluded Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	473	909		2,022
Financing Receivable, Recorded Investment, Current	101,840	98,159		98,243
Total Loans	102,313	99,068		100,265
Residential Portfolio [Member] | Residential Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	258	238		234
Financing Receivable, Recorded Investment, Current	66	151		166
Total Loans	324	389	370	400
Residential Portfolio [Member] | Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Mortgage [Member] | Excluded Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	174	548		694
Residential Portfolio [Member] | Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	32			12
Residential Portfolio [Member] | Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Mortgage [Member] | Excluded Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		124		550
Residential Portfolio [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Mortgage [Member] | Excluded Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	299	237		778
Residential Portfolio [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	226	238		222
Consumer Portfolio [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due				15
Financing Receivable, Recorded Investment, Current	3,878	3,016		3,902
Total Loans	$ 3,878	$ 3,016	$ 3,049	3,917	$ 3,021
Consumer Portfolio [Member] | Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due				10
Consumer Portfolio [Member] | Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due				$ 5